Insurance and reinsurance contracts - Effect of insurance contracts initially recognised (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Effect of insurance contracts initially recognised
Onerous contracts initially recognised	$ 7	$ 3
New contracts in the year	7	3
Insurance | Insurance acquisition cash flows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	4,365	2,416
Onerous contracts initially recognised	101	49
New contracts in the year	4,466	2,465
Insurance | Claims and other directly attributable expenses
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	17,125	12,153
Onerous contracts initially recognised	348	420
New contracts in the year	17,473	12,573
Insurance | Estimate of present value of expected future cash outflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	21,490	14,569
Onerous contracts initially recognised	449	469
New contracts in the year	21,939	15,038
Insurance | Estimate of present value of expected future cash inflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(23,916)	(16,379)
Onerous contracts initially recognised	(484)	(470)
New contracts in the year	(24,400)	(16,849)
Insurance | Risk adjustment for non-financial risk (RA)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	253	228
Onerous contracts initially recognised	42	4
New contracts in the year	295	232
Insurance | Contractual service margin (CSM)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	2,173	1,582
New contracts in the year	2,173	1,582
RI | Estimate of present value of expected future cash outflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	1,022	762
Onerous contracts initially recognised	(1)
New contracts in the year	1,021	762
RI | Estimate of present value of expected future cash inflows
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(946)	(813)
Onerous contracts initially recognised		6
New contracts in the year	(946)	(807)
RI | Risk adjustment for non-financial risk (RA)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(5)	1
New contracts in the year	(5)	1
RI | Contractual service margin (CSM)
Effect of insurance contracts initially recognised
Non-onerous contracts initially recognised	(71)	50
Onerous contracts initially recognised	1	(6)
New contracts in the year	$ (70)	$ 44